Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	As previously disclosed by Viking Therapeutics, Inc. (the “Company”) on a Current Report on Form 8-K it filed with the Securities and Exchange Commission (the “SEC”) on April 23, 2025, on November 1, 2024, CBIZ CPAs P.C. (“CBIZ”) acquired the attest business of Marcum LLP (“Marcum”), and substantially all of the partners and staff that provided attestation services with Marcum joined CBIZ in connection with the acquisition. On April 18, 2025, as a result of the acquisition, Marcum resigned as the Company’s independent registered public accounting firm and, on April 22, 2025, the audit committee of the Company's board of directors approved the appointment of CBIZ as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2025. This Amendment No. 1 to Schedule 14A (this “Amendment”) is being filed solely to amend and replace the independent registered public accounting firm of the Company named in: (i) Proposal No. 2 in the definitive proxy statement on Schedule 14A for the 2025 Annual Meeting of Stockholders of the Company (the “Annual Meeting”) filed by the Company with the SEC on April 8, 2025 (the “Original Definitive Proxy Statement”) and (ii) the sample proxy card included in the Original Definitive Proxy Statement. All votes received on proposals for consideration at the Annual Meeting, including Proposal No. 2, prior to the date of this Amendment shall continue to be counted. Except as otherwise expressly noted herein, this Amendment does not modify, amend, supplement or otherwise affect in any way the Original Definitive Proxy Statement.
Entity Registrant Name	VIKING THERAPEUTICS, INC.
Entity Central Index Key	0001607678